Dispositions, Assets Held for Sale and Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real property dispositions:
Property dispositions	$ 521,722	$ 186,050	$ 184,382
Add: Gain (loss) on sales of properties, net	100,549	61,160	36,115
Sellers financing	(12,000)	0	(1,470)
Proceeds from sales of real property	610,271	247,210	219,027
Revenues:
Rental income	83,342	111,626	126,816
Other income	0	0	0
Expenses:
Interest expense	17,588	26,202	28,552
Property operating expenses	2,354	6,131	8,678
Provision for depreciation	19,314	31,338	38,987
Income (loss) from discontinued operations, net	44,086	47,955	50,599
Medical Facilities [Member]
Real property dispositions:
Property dispositions	149,344	35,295	14,092
Seniors Housing Triple-net [Member]
Real property dispositions:
Property dispositions	372,378	150,755	170,290
Seniors Housing Operating [Member]
Real property dispositions:
Property dispositions	$ 0	$ 0	$ 0